PARAMETRIC EMERGING MARKETS FUND
PARAMETRIC GLOBAL SMALL-CAP FUND
PARAMETRIC INTERNATIONAL EQUITY FUND
Supplement to Prospectus dated June 1, 2016

The following changes are effective immediately:

1.  The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Parametric International Equity Fund”:

Portfolio Managers

Paul Bouchey, Chief Investment Officer at Parametric’s Seattle Investment Center, has managed the Fund since June 2014.

Timothy Atwill, Head of Investment Strategy at Parametric’s Seattle Investment Center, has managed the Fund since September 2016.

Thomas Seto, Head of Investment Management at Parametric’s Seattle Investment Center, has managed the Fund since its inception in April 2010.

2.  The following replaces the fourth paragraph under “Parametric International Equity Fund” in “Management.” under “Management and Organization”:

Each Fund is managed by a team of portfolio managers from Parametric, who are primarily responsible for the day-to-day management of the Funds’ portfolio. The members of the team for Parametric Emerging Markets Fund are Timothy Atwill and Thomas Seto. The members of the team for Parametric Global Small-Cap Fund are Paul Bouchey and Thomas Seto. The members of the team for Parametric International Equity Fund are Paul Bouchey, Timothy Atwill and Thomas Seto.  Mr. Seto has been portfolio manager of Parametric Emerging Markets Fund since March 2007 and of Parametric International Equity Fund and Parametric Global Small-Cap Fund since each Fund’s inception in April 2010 and December 2012, respectively, Mr. Atwill has been a portfolio manager of Parametric Emerging Markets Fund since June 2014 and of Parametric International Equity Fund since September 2016. Mr. Bouchey has been a portfolio manager of Parametric Global Small-Cap Fund and Parametric International Equity Fund since June 2014. Mr. Seto is currently Head of Investment Management at Parametric’s Seattle Investment Center and was previously Director of Portfolio Management at Parametric for more than five years.  Mr. Atwill is currently Head of Investment Strategy at Parametric’s Seattle Investment Center and previously co-led the investment strategy team at Parametric since 2010.  Mr. Bouchey is currently Chief Investment Officer at Parametric’s Seattle Investment Center and previously led the research team at Parametric for more than five years. Each of Messrs. Atwill, Bouchey and Seto also manages other Eaton Vance funds.

September 1, 2016	22776 9.1.16

PARAMETRIC EMERGING MARKETS FUND
PARAMETRIC GLOBAL SMALL-CAP FUND
PARAMETRIC INTERNATIONAL EQUITY FUND
Supplement to Statement of Additional Information dated June 1, 2016

The following changes are effective immediately and replace the first and second paragraphs and accompanying tables in “Portfolio Managers.” under “Investment Advisory and Administrative Services”:

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of each Fund are listed below.  The following table shows, as of the Funds’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts. Information for Mr. Atwill is provided as of July 31, 2016.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Timothy Atwill
Registered Investment Companies	9	$7,181.7(1)	0	$0
Other Pooled Investment Vehicles	6	$3,126.4	0	$0
Other Accounts	63	$4,219.6(2)	2	$1,198.7
Paul Bouchey
Registered Investment Companies	18	$11,029.7(1)	0	$0
Other Pooled Investment Vehicles	10	$2,893.8	0	$0
Other Accounts	11,359	$50,999.4(2)	2	$921.1
Thomas Seto
Registered Investment Companies	31	$20,015.6(1)	0	$0
Other Pooled Investment Vehicles	10	$2,893.8	0	$0
Other Accounts	11,359	$50,999.4(2)	2	$921.1

(1)

This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts.  Only the assets allocated to this portfolio manager as of the Fund’s most recent fiscal year end are reflected in the table.

(2)

For “Other Accounts” that are part of a wrap account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap account program.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended January 31, 2016 and in the Eaton Vance family of funds as of December 31, 2015. Information for Mr. Atwill with respect to Parametric International Equity Fund is provided as of July 31, 2016.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Parametric Emerging Markets Fund
Timothy Atwill	$50,001 - $100,000	$100,001 - $500,000
Thomas Seto	None	$100,001 - $500,000
Parametric Global Small-Cap Fund
Paul Bouchey	None	$100,001 - $500,000
Thomas Seto	None	$100,001 - $500,000
Parametric International Equity Fund
Paul Bouchey	$50,001 - $100,000	$100,001 - $500,000
Timothy Atwill	None	$100,001 - $500,000
Thomas Seto	None	$100,001 - $500,000

September 1, 2016